SAFE liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SAFE liabilities
SAFE liabilities
12.	SAFE liabilities:

The Company issued Simple Agreements for Future Equity (“SAFEs”) to several investors for aggregate gross proceeds of $44,507. Of the total proceeds, $44,307 was received during the year ended December 31, 2025 and $200 was received in January 2026. As part of the total proceeds received on the issuance of the SAFEs, $350 of proceeds related to the issuance 11,056,430 Class A common share warrants (“SAFE Warrants”).

The Company received $3,500 in gross proceeds from related parties in connection with the issuance of SAFEs, of which $28 was attributable to the issuance of 876,646 SAFE Warrants. The investors are considered related parties of the Company due to their representation on the Company’s Board of Directors.

The Company also received nominal cash proceeds of $112 in exchange for the SAFE Warrants issued as consideration for the finders’ fees.

Under the SAFEs, investors provide upfront cash in exchange for the right to receive future shares upon the occurrence of specified events. Upon the earlier of a qualifying equity financing or a liquidity event, the SAFEs shall convert or settle according to their contractual terms. A qualifying equity financing is sale of preferred shares of the Company in a transaction or series of transactions resulting in gross proceeds of not less than $100,000 (“Qualifying Equity Financing”), and a liquidity event is defined as an initial public offering (“IPO”), SPAC merger, direct listing or a change of control (“Liquidity Event”). In a Qualifying Equity Financing, the SAFEs shall convert into equity of the Company at the price per share equal to the lower of:

(a)	a 25% discount to the price per share at which the preferred shares of the Company are sold for cash proceeds in such Qualifying Equity Financing or,
(b)	the valuation cap defined as $500,000 plus the amount raised under the SAFE (“Valuation Cap”) divided by the Company’s fully diluted number of shares, as determined on a post-money basis.
12.	SAFE liabilities (continued):

In the event of an IPO, direct listing, or SPAC merger, each SAFE converts into a number of common shares equal to the purchase amount divided by the liquidity price, which is the lower of

(a)	a 25% discount to the price per share at which common shares are sold in a Liquidity Event, or,
(b)	the valuation cap divided by the Company’s fully diluted number of shares on an as converted basis immediately prior to the Liquidity Event.

The SAFEs are considered freestanding financial instruments as they are legally detachable and separately exercisable from other instruments. While the SAFEs do not meet the definition of a liability under ASC 480, Distinguishing Liabilities from Equity, the Company determined they do not qualify for equity classification under ASC 815, Derivatives and Hedging as the SAFEs fail the indexation criteria under ASC 815-40 as the number of shares to be issued upon settlement is variable. Furthermore, the SAFEs contain provisions requiring cash settlement upon a change of control. As a change of control is an event deemed to be outside the Company’s control, equity classification is precluded under ASC 815-40-25. Accordingly, the SAFEs are classified as liabilities within the consolidated balance sheets and are measured to fair value at each financial reporting date with changes in fair value recognized in loss on the revaluation of SAFE liabilities within other expense (income) in the consolidated statement of operations. Upon settlement of the SAFEs into preferred or common shares of the Company, the carrying amount of the SAFE liability will be reclassified to equity at the fair value of the shares issued.

The SAFE Warrants issued in connection with the SAFEs are classified as freestanding financial instruments. The Company determined that these warrants do not qualify for equity classification under ASC 815, Derivatives and Hedging, and must be accounted for as derivative liabilities. The SAFE Warrants fail the indexed to the Company’s own stock criteria under ASC 815-40-15. Specifically, the exercise price of the SAFE Warrants is denominated in U.S. dollars, whereas the Company’s functional currency is the Canadian dollar. Accordingly, the SAFE Warrants are classified as liabilities within the Interim Condensed Consolidated Balance Sheets and are measured at fair value at each reporting period with changes in fair value recognized in within other expense (income) in the consolidated statement of operations.

A summary of the Company’s SAFE liabilities balances is as follows:

	SAFEs	SAFE Warrants	Total
Balance, January 1, 2025	$—	$—	$—
Initial recognition	38,206	6,101	44,307
Finders’ fees SAFE Warrants	—	2,000	2,000
Change in fair value	5,084	5,049	10,133
Foreign currency translation	1,050	21	1,071
Balance, December 31, 2025	$44,340	$13,171	$57,511
Issuance	172	28	200
Change in fair value	13,898	2,344	16,242
Foreign currency translation	(2,257)	(76)	(2,333)
Balance, June 30, 2026	$56,153	$15,467	$71,620

12.	SAFE liabilities (continued):

The fair value of the SAFEs was estimated using a PWERM, which incorporated assumptions regarding the timing and probability of four mutually exclusive scenarios: SPAC conversion, IPO conversion, change of control event, and dissolution. The values for the respective scenarios that are subject to the PWERM valuation are as follows:

●	SPAC Transaction: The value is derived from the estimated total equity value of the Company upon the projected completion of a de-SPAC transaction.
●	IPO and Change of Control: These scenarios are modeled based on the implied equity value from the actual SAFE financing, incorporating both the time-value of money (discounting) and the contractual conversion discount. Furthermore, the IPO scenario accounts for the upside potential triggered by the adjusted valuation cap, which is calculated based on the aggregate SAFE proceeds.
●	Dissolution: The value in the dissolution scenario is assumed to be $nil.

Subsequent to June 30, 2026, the closing of the BCA on July 10, 2026 constituted a Liquidity Event under the terms of the SAFEs, and immediately prior to the consummation of the BCA, all outstanding SAFEs were converted into 34,425,136 common shares of the Company. Upon closing, those common shares were exchanged for Subordinate Voting Shares of New General Fusion at the exchange ratio prescribed in the BCA, resulting in 5,887,331 Subordinate Voting Shares of New General Fusion being issued to the former SAFE holders. In addition, the SAFE Warrants were exchanged for 2,538,601 Subordinate Voting Share warrants of New General Fusion, with the exercise price correspondingly adjusted to reflect the exchange ratio.

The significant assumptions used in the June 30, 2026 and December 31, 2025 valuations of the SAFEs are set forth in the table below.

	June 30, 2026	December 31, 2025
SPAC probability	96%	91%
IPO probability	1.3%	3%
Change of control probability	1.3%	3%
Dissolution	1.3%	3%
Estimated time to conversion event (years)	0.10	0.75

12.	SAFE liabilities (continued):

The assumptions used to estimate the fair value of the SAFE Warrants issued are set forth in the table below:

	June 30, 2026	December 31, 2025
Fair value of common shares	$1.65	$1.28
Exercise price	1.975	1.997
Expected term	2.4 years	2.9 years
Expected volatility	120%	135%
Risk-free interest rate	4.06%	3.49%
Expected dividend	$—	$—

During the six months ended June 30, 2026, an anti-dilution adjustment under the terms of the SAFE Warrants was triggered, resulting in the exercise price being adjusted from $1.9968 to $1.9749 per share and a corresponding increase in the number of shares issuable upon exercise. The impact of the adjustment is reflected in the fair value of the SAFE Warrants as of June 30, 2026.

Sensitivities for key assumptions were as follows:

●	With other variables unchanged, an increase or decrease in the probability of the Company closing a SPAC transaction by 3% would result in an increase (decrease) in the estimated fair value of the SAFEs of $1.5 million or ($1.5 million), respectively;
●	With other variables unchanged, an increase or decrease in the estimated common share price by 20% would result in an increase (decrease) in the fair value of the SAFE Warrants by approximately $4.0 million or ($3.9 million), respectively;
●	With other variables unchanged, an increase or decrease in the estimated volatility rate by 20% would result in an increase (decrease) in the fair value of the SAFE Warrants by approximately $2.2 million or ($2.7 million), respectively;

11.	SAFE liabilities:

In November and December 2025, the Company issued Simple Agreements for Future Equity (“SAFEs”) to several investors for aggregate gross proceeds of $44,307. Subsequent to December 31, 2025, the Company issued SAFEs for proceeds of $200.

As part of the total proceeds received on the issuance of the SAFEs, $350 of proceeds related to the issuance 11,006,350 Class A common share warrants (“SAFE Warrants”). The SAFE Warrants have an exercise price of $1.9968 per share and are exercisable from the date of issuance. The SAFE Warrants expire on the earlier of a (i) change of control, and (ii) November 19, 2028. The SAFE Warrants have certain down-round and antidilution rights for non-exempt dilutive share issuances.

The Company received $3,500 in gross proceeds from the issuance of SAFEs to related parties, which resulted in the issuance of 876,646 SAFE Warrants. The investors are considered related parties of the Company due to their representation on the Company’s Board of Directors.

Under the SAFEs, investors provide upfront cash in exchange for the right to receive future shares upon the occurrence of specified events. Upon the earlier of a qualifying equity financing or a liquidity event, the SAFEs shall convert or settle according to their contractual terms. A qualifying equity financing is sale of preferred shares of the Company in a transaction or series of transactions resulting in gross proceeds of not less than $100,000 (“qualifying equity financing”), and a liquidity event is defined as an initial public offering, special purpose acquisition Company merger, direct listing or a change of control “Liquidity Event”). In a qualifying equity financing, the SAFEs shall convert into equity of the Company at the price per share equal to the lower of:

(a)	a 25% discount to the price per share at which the preferred shares of the Company are sold for cash proceeds in such qualifying equity financing, or,
(b)	the valuation cap defined as $500.0 million plus the amount raised under the SAFE (“Valuation Cap”) divided by the Company’s fully diluted number of shares, as determined on a post-money basis.

In the event of an initial public offering, direct listing, or special purpose acquisition Company merger, each SAFE converts into a number of common shares equal to the purchase amount divided by the liquidity price, which is the lower of:

(a)	a 25% discount to the Liquidity Event price, or,
(b)	the valuation cap divided by the Company’s fully diluted number of shares on an as-as converted basis immediately prior to the Liquidity Event.

11.	SAFE liabilities: (continued)

In the event of a change of control, the investors will automatically be entitled to receive a portion of cash consideration or share consideration, or a combination thereof as applicable, due and payable to the investor immediately prior to, or concurrent with the consummation of the change of control, equal to the greater of:

(a)	the original purchase amount, subject to the liquidation priority noted below, or,
(b)	the original purchase amount divided by the liquidity price.

Dissolution event

If the Company experiences a liquidation, dissolution, winding up, or assignment for the benefit of creditors, other than a change of control (a “Dissolution Event”), SAFE holders are entitled to receive a cash payment equal to their original purchase amount, payable immediately prior to the consummation of the Dissolution Event, subject to the applicable liquidation priority.

Liquidation priority

Upon a change of control or Dissolution Event, The SAFEs are (i) junior to payment of outstanding indebtedness and creditor claims, (ii) on par with payments for other SAFEs and/or Class B redeemable convertible preferred shares of the Company, and (ii) senior to payments for common shares of the Company.

Dividends

If the Company pays a cash dividend on its common shares while the SAFEs are outstanding, SAFE holders are entitled to receive an equivalent dividend amount as if the dividend date were a Liquidity Event for purposes of determining the applicable conversion price.

The SAFEs are considered freestanding financial instruments as they are legally detachable and separately exercisable from other instruments. While the SAFEs do not meet the definition of a liability under ASC 480, Distinguishing Liabilities from Equity, the Company determined they do not qualify for equity classification under ASC 815, Derivatives and Hedging as the SAFEs fail the indexation criteria under ASC 815-40 as the number of shares to be issued upon settlement is variable. Furthermore, the SAFEs contain provisions requiring cash settlement upon a change of control. As a change of control is an event deemed to be outside the Company’s control, equity classification is precluded under ASC 815-40-25. Accordingly, the SAFEs are classified as liabilities within the consolidated Balance Sheets and are measured to fair value at each financial reporting date with changes in fair value recognized in loss on the revaluation of SAFE liabilities within other expense (income) in the consolidated statement of operations. Upon settlement of the SAFEs into preferred or common shares of the Company, the carrying amount of the SAFE liability will be reclassified to equity at the fair value of the shares issued.

The SAFE Warrants issued in connection with the SAFEs are classified as freestanding financial instruments. The Company determined that these warrants do not qualify for equity classification under ASC 815, Derivatives and Hedging, and must be accounted for as derivative liabilities. The SAFE Warrants fail the indexed to the Company’s own stock criteria under ASC 815-40-15. Specifically, the exercise price of the SAFE Warrants is denominated in U.S. dollars, whereas the Company’s functional currency is the Canadian dollar. Accordingly, the SAFE Warrants are classified as liabilities within the consolidated Balance Sheets and are measured at fair value at each reporting period with changes in fair value recognized within other expense (income) in the consolidated statement of operations.

Finance costs of $3,559 were incurred in connection with the issuance of the SAFEs and SAFE Warrants and were expensed as incurred, consistent with the accounting for financial liabilities measured at fair value through profit and loss. Of the $3,559 transaction costs incurred, $2,000 related to the estimated fair value of 3,625,000 SAFE Warrants issued as consideration for finders’ fees in relation the proceeds received on SAFE financing. The Black-Scholes option pricing model was used to estimate the fair value of the SAFE Warrants at issuance and at period-end.

11.	SAFE liabilities: (continued)

The Company also received nominal cash proceeds of $112 in exchange for the SAFE Warrants issued as consideration for the finders’ fees.

A summary of the Company’s SAFE liabilities balances is as follows:

		SAFE
	SAFEs	Warrants	Total
Balance, January 1, 2025	$—	$—	$—
Initial recognition	38,206	6,101	44,307
Finders’ fees SAFE Warrants	—	2,000	2,000
Change in fair value	5,084	5,049	10,133
Foreign currency translation	1,050	21	1,071
Balance, December 31, 2025	$44,340	$13,171	$57,511

The fair value of the SAFEs was estimated using a PWERM, which incorporated assumptions regarding the timing and probability of four mutually exclusive scenarios: special purpose acquisition Company (“SPAC”) merger, initial public offering (“IPO”), change of control event, and dissolution. The values for the respective scenarios that are subject to the PWERM valuation are as follows:

•	SPAC Transaction: The value is derived from the estimated total equity value of the Company upon the projected completion of a de-SPAC transaction.
•

IPO and Change of Control: These scenarios are modeled based on the implied equity value from the actual SAFE financing, incorporating both the time-value of money (discounting) and the contractual conversion discount. Furthermore, the IPO scenario accounts for the upside potential triggered by the adjusted valuation cap, which is calculated based on the aggregate SAFE proceeds.

•	Dissolution: The value in the dissolution scenario is assumed to be $nil.

The significant assumptions used in the initial and December 31, 2025 valuations of the SAFEs are set forth in the table below.

	Initial	December 31,
	recognition	2025
SPAC probability	50%	91%
IPO probability	22%	3%
Change of control probability	22%	3%
Dissolution	6%	3%
Estimated common share value at closing of a SPAC	$3.11	$2.21
Discount rate	34.53%	34.53%

11.	SAFE liabilities: (continued)

The assumptions used to estimate the fair value of the SAFE Warrants issued are set forth in the table below:

	Initial	December 31
	recognition	2025
Fair value of common shares	$0.95	$1.28
Weighted average expected term	3.00 years	2.9 years
Weighted average expected volatility	118%	135%
Weighted average risk-free interest rate	3.00%	3.49%
Expected dividend	$ nil	$ nil

As of December 31, 2025, 14,631,350 SAFE Warrants were outstanding with a weighted average exercise price of $1.9968 per warrant (2024 - $nil).

Sensitivities for key assumptions were as follows:

•

with other variables unchanged, an increase or decrease in the probability of the Company closing a SPAC transaction by 5% would result in an increase (decrease) in the estimated fair value of the SAFEs of $1.8 million or ($1.8 million), respectively;

•

With other variables unchanged, an increase or decrease in the estimated common share price by 20% would result in an increase (decrease) in the fair value of the SAFE Warrants by approximately $3.2 million or ($3.1 million), respectively;

•

With other variables unchanged, increase or decrease in the estimated volatility rate by 10% would result in an increase (decrease) in the fair value of the SAFE Warrants by approximately $1.0 million or ($1.0 million), respectively;